Other liabilities	12 Months Ended
Dec. 31, 2025
Other liabilities [Abstract]
Other liabilities
14.
Other liabilities
2025 2024
Deferred sales [notes 17, 30] $ 81,813 $ 106,569
Derivatives [note 25] 18,921 143,609
Accrued pension and post-retirement benefit liability [note 24] 83,887 78,674
Lease obligation 14,933 9,839
Product loan
(a)
240,057 177,623
Sales contracts 2,553 4,304
Other 70,458 64,699
512,622 585,317
Less: current portion (134,667) (221,820)
Net $ 377,955 $ 363,497
Expenses related to short-term leases and leases of low-value assets were insignificant during 2025
.
(a) The Company has standby product loan facilities with various counterparties. The arrangements allow it to borrow up to
2,270,000
kgU of UF
6
conversion services and
6,777,000
pounds of U
3
O
8
by January 1, 2032 with repayment in kind up to
March 31, 2032 . Under the facilities, standby fees of up to 2.1 % are payable based on the market value of the facilities and interest is payable on the market value of any amounts drawn at rates ranging from 0.5 % to 2.2%. The loans are recorded at
Cameco’s weighted average cost of inventory.
During the year, Cameco borrowed an additional 345,000
kgU of UF
6
conversion services and repaid
627,000
kgU of UF
6
conversion services. At December 31, 2025, we have 1,285,000
kgU of UF
6
conversion services (December 31, 2024 -
1,567,000
kgU) drawn on the loans with repayment in the following years:
2026 2027 2028 2029 2030 Thereafter
Total
kgU of UF
6
940,000 - - - - 345,000 1,285,000
During the year, Cameco borrowed an additional 2,949,000
pounds of U
3
O
8
and repaid 2,098,000
pounds of U
3
O
8.
At
December 31, 2025 we have 3,357,000
pounds of U
3
O
8
(December 31, 2024 -
2,506,000
pounds) drawn with repayment in
the following years:
2026 2027 2028 2029 2030 Thereafter
Total
lbs of U
3
O
8
408,000 2,048,000 901,000 3,357,000